Legal proceedings (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments as of December 31, 2022 are as follows:
For the year ending December 31,

2023	$8,612